SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - Ensysce Biosciences, Inc [Member] - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Prepaid research and development	$ 112,966	$ 51,065	$ 68,815
Prepaid insurance	17,158	22,508	32,187
Prepaid rent		2,550	2,500
Total prepaid expenses and other current assets	130,124	78,880	$ 103,502
Other prepaid expenses		$ 2,757